PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited)
1
Voya International Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98 .2%
Australia : 6 .3%
16,350
Ampol Ltd.
$ 424,122
0.0
207,355
ANZ Group Holdings Ltd.
3,974,179
0 .3
88,022
APA Group
482,447
0.0
40,047
Aristocrat Leisure Ltd.
1,121,350
0 .1
13,348
ASX Ltd.
577,472
0 .1
126,288
Aurizon Holdings Ltd.
329,289
0.0
64,767
BHP Group Ltd. - Class DI
1,872,665
0 .2
30,993
BlueScope Steel Ltd.
482,036
0.0
95,942
Brambles Ltd.
1,009,701
0 .1
24,695
CAR Group Ltd.
580,476
0 .1
4,516
Cochlear Ltd.
993,207
0 .1
92,277
Coles Group Ltd.
1,018,664
0 .1
115,460  Commonwealth Bank of
Australia
9,056,598
0 .8
37,279
Computershare Ltd.
634,968
0 .1
33,307
CSL Ltd.
6,249,294
0 .5
73,793
Dexus
380,225
0.0
10,528
EBOS Group Ltd.
215,317
0.0
98,301  Endeavour Group Ltd./
Australia
352,942
0.0
116,755  Fortescue Metals Group
Ltd.
1,953,894
0 .2
117,847
Goodman Group
2,595,845
0 .2
131,425
GPT Group
391,122
0.0
18,141
IDP Education Ltd.
211,761
0.0
167,172  Insurance Australia Group
Ltd.
697,328
0 .1
152,707
Lottery Corp. Ltd.
512,118
0.0
25,222
Macquarie Group Ltd.
3,280,809
0 .3
188,948
Medibank Pvt Ltd.
462,946
0.0
12,112
Mineral Resources Ltd.
558,825
0 .1
270,720
Mirvac Group
416,099
0.0
215,074  National Australia Bank
Ltd.
4,869,712
0 .4
79,234  Northern Star Resources
Ltd.
747,616
0 .1
33,232
Orica Ltd.
395,272
0.0
118,776
Origin Energy Ltd.
712,502
0 .1
196,151
(1)
Pilbara Minerals Ltd.
489,483
0.0
57,973
(2)
Qantas Airways Ltd.
205,812
0.0
102,999
QBE Insurance Group Ltd.
1,217,518
0 .1
12,593
Ramsay Health Care Ltd.
463,599
0.0
3,626
(1)
REA Group Ltd.
438,121
0.0
15,512
Reece Ltd.
284,020
0.0
25,594
Rio Tinto Ltd.
2,031,271
0 .2
223,920
Santos Ltd.
1,130,858
0 .1
357,855
Scentre Group
790,330
0 .1
24,440
SEEK Ltd.
398,532
0.0
11,280
(1)
Seven Group Holdings
Ltd.
299,750
0.0
31,236
Sonic Healthcare Ltd.
598,568
0 .1
311,166
South32 Ltd. - Class DI
607,187
0 .1
163,781
Stockland
517,526
0.0
87,579
Suncorp Group Ltd.
934,809
0 .1
278,820
Telstra Group Ltd.
701,349
0 .1
212,929
Transurban Group
1,847,181
0 .2
55,944  Treasury Wine Estates
Ltd.
453,795
0.0
265,477
Vicinity Ltd.
368,490
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Australia (continued)
16,098  Washington H Soul
Pattinson & Co. Ltd.
$ 352,425
0.0
78,238
Wesfarmers Ltd.
3,487,440
0 .3
241,418
Westpac Banking Corp.
4,106,067
0 .4
11,493
WiseTech Global Ltd.
702,943
0 .1
79,465  Woodside Energy Group
Ltd. (WDS)
1,583,923
0 .1
51,446  Woodside Energy Group
Ltd. (WDSL)
1,025,021
0 .1
84,223
Woolworths Group Ltd.
1,820,564
0 .2
74,417,383
6 .3
Austria : 0 .2%
23,706
Erste Group Bank AG
1,056,526
0 .1
30,434
Mondi PLC QX
536,042
0 .1
10,104
OMV AG
478,552
0.0
4,672
Verbund AG
341,338
0.0
7,963
voestalpine AG
223,387
0.0
2,635,845
0 .2
Belgium : 0 .8%
10,962
Ageas SA
507,823
0 .1
59,886
Anheuser-Busch InBev SA
3,645,512
0 .3
1,474
D'ieteren Group
326,790
0.0
2,018
Elia Group SA
217,834
0.0
6,039  Groupe Bruxelles Lambert
NV
456,539
0 .1
17,263
KBC Group NV
1,294,248
0 .1
28
(1)
Lotus Bakeries NV
270,361
0.0
1,057
Sofina SA
237,032
0.0
5,085
(2)
Syensqo SA
481,833
0 .1
8,717
(1)
UCB SA
1,076,090
0 .1
14,369
(1)
Umicore SA
309,791
0.0
12,044  Warehouses De Pauw
CVA
343,433
0.0
9,167,286
0 .8
Chile : 0 .1%
27,188
Antofagasta PLC
698,350
0 .1
Denmark : 3 .6%
208  AP Moller - Maersk A/S -
Class A
266,513
0.0
283
(1)
AP Moller - Maersk A/S -
Class B
368,988
0.0
6,789
Carlsberg AS - Class B
929,721
0 .1
8,695
(1)
Coloplast A/S - Class B
1,173,973
0 .1
47,555
Danske Bank A/S
1,427,431
0 .1
6,914
(2)
Demant A/S
343,649
0.0
12,079
(1)
DSV A/S
1,963,498
0 .2
4,556
(2)
Genmab A/S
1,366,020
0 .1
224,996  Novo Nordisk A/S - Class
B
28,861,004
2 .4
25,724
Novozymes A/S - Class B
1,513,126
0 .1
13,043
(1)(2)(3)
Orsted AS
728,828
0 .1
5,829
Pandora A/S
940,836
0 .1
632
Rockwool A/S - Class B
207,944
0.0
23,955
Tryg A/S
493,816
0 .1
69,626
(1)(2)
Vestas Wind Systems A/S
1,942,120
0 .2
42,527,467
3 .6
Finland : 1 .0%
9,759
Elisa Oyj
435,091
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya International Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Finland (continued)
30,780
(1)
Fortum Oyj
$ 380,016
0.0
18,739
Kesko Oyj - Class B
350,308
0.0
23,434
Kone Oyj - Class B
1,091,726
0 .1
45,500
(1)
Metso Oyj
540,490
0 .1
29,169
Neste Oyj
790,927
0 .1
367,676
Nokia Oyj
1,304,554
0 .1
219,665
Nordea Bank Abp
2,448,054
0 .2
7,389
Orion Oyj - Class B
275,440
0.0
31,125
Sampo Oyj - Class A
1,327,679
0 .1
39,914
(1)
Stora Enso Oyj - Class R
555,048
0 .1
36,799
UPM-Kymmene Oyj
1,226,024
0 .1
32,478
Wartsila Oyj Abp
493,587
0 .1
11,218,944
1 .0
France : 11 .8%
13,046
Accor SA
609,073
0 .1
2,376
Aeroports de Paris
325,785
0.0
36,163
Air Liquide SA
7,523,689
0 .6
40,874
(1)
Airbus SE
7,530,192
0 .6
19,774
(1)
Alstom SA
301,127
0.0
4,212
(1)(3)
Amundi SA
289,310
0.0
4,119
Arkema SA
433,648
0.0
125,216
AXA SA
4,702,601
0 .4
2,842
BioMerieux
313,456
0.0
71,202
BNP Paribas SA
5,069,235
0 .4
50,619
Bollore SE
338,196
0.0
13,178
(1)
Bouygues SA
537,992
0.0
20,335
Bureau Veritas SA
620,900
0 .1
10,718
Capgemini SE
2,466,335
0 .2
39,518
(1)
Carrefour SA
677,907
0 .1
31,425
Cie de Saint-Gobain
2,439,021
0 .2
46,829  Cie Generale des
Etablissements Michelin
SCA
1,794,651
0 .2
3,465
Covivio SA/France
178,601
0.0
73,666
Credit Agricole SA
1,098,948
0 .1
44,393
Danone SA
2,869,788
0 .2
1,386
Dassault Aviation SA
305,157
0.0
46,071
Dassault Systemes SE
2,039,439
0 .2
17,208
Edenred
918,820
0 .1
5,068
Eiffage SA
575,180
0 .1
125,927
Engie SA
2,110,210
0 .2
20,338
EssilorLuxottica SA
4,600,707
0 .4
2,990
Eurazeo SE
261,998
0.0
3,154
Gecina SA
322,164
0.0
24,528
Getlink SE
417,625
0.0
2,184
Hermes International
5,581,843
0 .5
2,588
Ipsen SA
307,963
0.0
5,132
Kering SA
2,032,707
0 .2
14,761
Klepierre SA
382,098
0.0
7,207
(3)
La Francaise des Jeux
SAEM
293,742
0.0
18,187
Legrand SA
1,925,950
0 .2
16,590
L'Oreal SA
7,856,578
0 .7
19,038  LVMH Moet Hennessy
Louis Vuitton SE
17,130,384
1 .5
128,380
Orange SA
1,509,756
0 .1
14,100
Pernod Ricard SA
2,282,574
0 .2
15,780
Publicis Groupe SA
1,720,349
0 .2
1,582
Remy Cointreau SA
159,742
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
France (continued)
13,253
Renault SA
$ 668,750
0 .1
15,550
Rexel SA
420,051
0.0
23,566
Safran SA
5,337,049
0 .5
78,482
Sanofi
7,635,106
0 .7
2,004
Sartorius Stedim Biotech
571,596
0 .1
37,520
Schneider Electric SE
8,482,414
0 .7
1,708
(1)
SEB SA
218,527
0.0
49,826
Societe Generale SA
1,334,993
0 .1
6,070
Sodexo SA
520,342
0.0
47,122
STMicroelectronics NV
2,028,056
0 .2
3,937
Teleperformance
382,421
0.0
6,522
Thales SA
1,111,877
0 .1
149,683
TotalEnergies SE
10,296,635
0 .9
8,148
(1)(2)
Unibail-Rodamco-Westfield
655,479
0 .1
47,513
Veolia Environnement SA
1,545,691
0 .1
34,521
Vinci SA
4,430,048
0 .4
45,930
Vivendi SE
500,539
0.0
16,499
(2)(3)
Worldline SA/France
204,118
0.0
139,199,133
11 .8
Germany : 8 .1%
11,169
adidas AG
2,495,485
0 .2
27,007
Allianz SE
8,094,491
0 .7
61,536
BASF SE
3,516,418
0 .3
67,734
Bayer AG
2,074,332
0 .2
21,986  Bayerische Motoren
Werke AG
2,536,727
0 .2
5,619
Bechtle AG
296,989
0.0
6,950
Beiersdorf AG
1,011,903
0 .1
9,150
Brenntag SE
771,174
0 .1
2,761  Carl Zeiss Meditec AG -
Class BR
344,645
0.0
72,682
Commerzbank AG
998,958
0 .1
7,584
Continental AG
547,452
0 .1
13,031
(2)(3)
Covestro AG
712,797
0 .1
36,880
Daimler Truck Holding AG
1,868,892
0 .2
12,177
(2)(3)
Delivery Hero SE
348,195
0.0
133,633
Deutsche Bank AG
2,104,761
0 .2
13,100
Deutsche Boerse AG
2,682,757
0 .2
41,049
(2)
Deutsche Lufthansa AG
322,618
0.0
68,342
Deutsche Post AG, Reg
2,945,371
0 .3
223,467  Deutsche Telekom AG,
Reg
5,424,569
0 .5
154,792
E.ON SE
2,155,010
0 .2
15,986
Evonik Industries AG
316,207
0.0
14,161  Fresenius Medical Care
AG & Co. KGaA
544,134
0 .1
29,125
Fresenius SE & Co. KGaA
785,411
0 .1
11,232
GEA Group AG
474,892
0.0
4,157
Hannover Rueck SE
1,138,300
0 .1
8,986
Heidelberg Materials AG
989,194
0 .1
7,130
Henkel AG & Co. KGaA
513,743
0.0
90,038
Infineon Technologies AG
3,061,801
0 .3
4,977
Knorr-Bremse AG
376,435
0.0
5,085
(2)
LEG Immobilien SE
436,757
0.0
55,321
Mercedes-Benz Group AG
4,405,609
0 .4
8,911
Merck KGaA
1,571,331
0 .1
3,711
MTU Aero Engines AG
941,210
0 .1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya International Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Germany (continued)
9,409  Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen
$ 4,592,932
0 .4
3,962
Nemetschek SE
392,172
0.0
7,244
Puma SE
327,837
0.0
351
Rational AG
302,421
0.0
3,003
Rheinmetall AG
1,688,956
0 .1
43,592
RWE AG
1,481,575
0 .1
71,995
SAP SE
14,018,838
1 .2
5,146
(1)(3)
Scout24 SE
387,692
0.0
52,399
Siemens AG, Reg
10,005,038
0 .9
35,821
(1)(2)
Siemens Energy AG
657,452
0 .1
19,443
(2)(3)
Siemens Healthineers AG
1,189,091
0 .1
9,155
Symrise AG
1,095,957
0 .1
4,429
Talanx AG
350,854
0.0
2,025
Volkswagen AG
309,336
0.0
50,550
Vonovia SE
1,493,847
0 .1
15,382
(2)(3)
Zalando SE
439,854
0.0
95,542,420
8 .1
Hong Kong : 1 .9%
783,299
AIA Group Ltd.
5,268,919
0 .4
254,917  BOC Hong Kong Holdings
Ltd.
683,506
0 .1
134,199
CK Asset Holdings Ltd.
552,991
0 .1
184,699  CK Hutchison Holdings
Ltd.
888,891
0 .1
43,402  CK Infrastructure Holdings
Ltd.
254,200
0.0
113,365
CLP Holdings Ltd.
904,227
0 .1
117,600
(1)(3)
ESR Group Ltd.
125,995
0.0
3,790
(2)
Futu Holdings Ltd., ADR
205,228
0.0
151,159  Galaxy Entertainment
Group Ltd.
759,887
0 .1
123,823
(1)
Hang Lung Properties Ltd.
127,333
0.0
52,736
Hang Seng Bank Ltd.
578,076
0 .1
100,059  Henderson Land
Development Co. Ltd.
285,734
0.0
259,867  HKT Trust & HKT Ltd. -
Stapled Security
303,210
0.0
772,181
(1)
Hong Kong & China Gas
Co. Ltd.
585,287
0 .1
83,088  Hong Kong Exchanges &
Clearing Ltd.
2,421,041
0 .2
75,733  Hongkong Land Holdings
Ltd.
232,537
0.0
700  Jardine Matheson
Holdings Ltd.
25,946
0.0
10,204  Jardine Matheson
Holdings Ltd. (SGX:J36)
380,626
0.0
177,732
Link REIT
765,387
0 .1
106,644
(1)
MTR Corp. Ltd.
352,347
0.0
95,345  Power Assets Holdings
Ltd.
558,589
0 .1
189,578
Prudential PLC
1,777,970
0 .2
264,626
Sino Land Co. Ltd.
275,111
0.0
92,000  SITC International
Holdings Co. Ltd.
168,200
0.0
99,971  Sun Hung Kai Properties
Ltd.
965,688
0 .1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Hong Kong (continued)
29,620
Swire Pacific Ltd. - Class A
$ 243,843
0.0
80,225
Swire Properties Ltd.
168,747
0.0
95,000  Techtronic Industries Co.
Ltd.
1,290,847
0 .1
572,000
(3)
WH Group Ltd.
377,566
0.0
74,000
Wharf Holdings Ltd.
243,267
0.0
115,361  Wharf Real Estate
Investment Co. Ltd.
375,604
0.0
22,146,800
1 .9
Ireland : 1 .2%
13,804
(2)
AerCap Holdings NV
1,199,706
0 .1
107,802
AIB Group PLC
547,252
0.0
72,851  Bank of Ireland Group
PLC
743,452
0 .1
8,804
CRH PLC IE
759,872
0 .1
39,030
CRH PLC US
3,366,728
0 .3
6,815
DCC PLC
495,833
0.0
63,348
Experian PLC
2,760,255
0 .2
30,345
(2)
James Hardie Industries
PLC
1,219,666
0 .1
10,937
(1)
Kerry Group PLC - Class A
937,152
0 .1
10,729
Kingspan Group PLC
977,162
0 .1
17,950
Smurfit Kappa Group PLC
818,448
0 .1
13,825,526
1 .2
Israel : 0 .7%
2,912
Azrieli Group Ltd.
210,118
0.0
87,589
Bank Hapoalim BM
820,835
0 .1
104,995
Bank Leumi Le-Israel BM
872,770
0 .1
6,453
(2)
Check Point Software
Technologies Ltd.
1,058,357
0 .1
2,880
(2)
CyberArk Software Ltd.
765,014
0 .1
1,829
Elbit Systems Ltd.
381,990
0.0
6,795
(2)
Global-e Online Ltd.
246,998
0.0
53,080
ICL Group Ltd.
281,315
0.0
84,870  Israel Discount Bank Ltd.
- Class A
438,915
0.0
10,678
Mizrahi Tefahot Bank Ltd.
400,315
0.0
1,997
(2)
Monday.com Ltd.
451,062
0.0
4,366
(2)
Nice Ltd.
1,136,212
0 .1
77,279
(2)
Teva Pharmaceutical
Industries Ltd., ADR
1,090,407
0 .1
3,744
(2)
Wix.com Ltd.
514,725
0 .1
8,669,033
0 .7
Italy : 2 .3%
8,543
(1)
Amplifon SpA
311,416
0.0
69,879  Assicurazioni Generali
SpA
1,768,883
0 .2
83,164
Banco BPM SpA
553,315
0 .1
42,238
(1)
Davide Campari-Milano
NV
424,492
0.0
1,535
(1)
DiaSorin SpA
148,135
0.0
560,760
Enel SpA
3,701,868
0 .3
151,292
Eni SpA
2,395,570
0 .2
8,691
Ferrari NV
3,789,596
0 .3
42,101  FinecoBank Banca Fineco
SpA
630,540
0 .1
23,057
(1)(3)
Infrastrutture Wireless
Italiane SpA
261,651
0.0
1,008,418
Intesa Sanpaolo SpA
3,661,111
0 .3

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya International Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Italy (continued)
27,903
Leonardo SpA
$ 701,027
0 .1
35,160  Mediobanca Banca di
Credito Finanziario SpA
523,938
0.0
14,201
Moncler SpA
1,059,693
0 .1
40,517
(2)(3)
Nexi SpA
256,710
0.0
31,518
(3)
Poste Italiane SpA
394,739
0.0
18,113
Prysmian SpA
944,668
0 .1
7,174  Recordati Industria
Chimica e Farmaceutica
SpA
396,133
0.0
139,030
Snam SpA
656,461
0 .1
683,627
(1)(2)
Telecom Italia SpA/Milano
166,019
0.0
97,006  Terna - Rete Elettrica
Nazionale
801,826
0 .1
106,258
UniCredit SpA
4,035,617
0 .3
27,583,408
2 .3
Japan : 23 .2%
52,800
Advantest Corp.
2,345,527
0 .2
45,080
Aeon Co. Ltd.
1,069,383
0 .1
13,521
AGC, Inc.
490,574
0.0
10,111
Aisin Corp.
413,163
0.0
32,328
Ajinomoto Co., Inc.
1,207,244
0 .1
10,989
(1)
ANA Holdings, Inc.
229,662
0.0
33,158
Asahi Group Holdings Ltd.
1,217,557
0 .1
14,900
Asahi Intecc Co. Ltd.
261,045
0.0
86,453
Asahi Kasei Corp.
633,984
0 .1
124,720
(1)
Astellas Pharma, Inc.
1,339,835
0 .1
8,300
Azbil Corp.
229,626
0.0
41,279  Bandai Namco Holdings,
Inc.
765,938
0 .1
39,343
Bridgestone Corp.
1,743,672
0 .2
15,886
Brother Industries Ltd.
294,625
0.0
68,993
Canon, Inc.
2,055,651
0 .2
23,800
Capcom Co. Ltd.
445,872
0.0
53,240
Central Japan Railway Co.
1,322,233
0 .1
36,366
(1)
Chiba Bank Ltd.
302,608
0.0
44,242  Chubu Electric Power Co.,
Inc.
578,515
0 .1
46,318  Chugai Pharmaceutical
Co. Ltd.
1,770,061
0 .2
72,709  Concordia Financial Group
Ltd.
365,451
0.0
14,074
(1)
Dai Nippon Printing Co.
Ltd.
431,026
0.0
21,000
(1)
Daifuku Co. Ltd.
503,358
0 .1
64,883
Dai-ichi Life Holdings, Inc.
1,654,811
0 .1
127,479
Daiichi Sankyo Co. Ltd.
4,056,242
0 .4
18,198
Daikin Industries Ltd.
2,484,768
0 .2
4,081
(1)
Daito Trust Construction
Co. Ltd.
465,572
0.0
40,954
(1)
Daiwa House Industry Co.
Ltd.
1,219,013
0 .1
92,021
(1)
Daiwa Securities Group,
Inc.
700,128
0 .1
130,368
Denso Corp.
2,496,765
0 .2
13,903
Dentsu Group, Inc.
386,041
0.0
6,400
Disco Corp.
2,339,414
0 .2
62,499
East Japan Railway Co.
1,199,052
0 .1
17,379
Eisai Co. Ltd.
715,820
0 .1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
198,664
ENEOS Holdings, Inc.
$ 957,134
0 .1
65,665
FANUC Corp.
1,831,823
0 .2
12,026
Fast Retailing Co. Ltd.
3,725,969
0 .3
8,723
Fuji Electric Co. Ltd.
585,353
0 .1
77,280
FUJIFILM Holdings Corp.
1,735,293
0 .2
121,130
Fujitsu Ltd.
1,938,565
0 .2
321
GLP J-Reit
268,997
0.0
9,642
Hamamatsu Photonics KK
339,942
0.0
15,757  Hankyu Hanshin Holdings,
Inc.
452,088
0.0
1,400
Hikari Tsushin, Inc.
263,300
0.0
2,064
Hirose Electric Co. Ltd.
212,097
0.0
7,410  Hitachi Construction
Machinery Co. Ltd.
223,570
0.0
63,891
Hitachi Ltd.
5,838,388
0 .5
318,426
Honda Motor Co. Ltd.
3,940,105
0 .3
7,500
Hoshizaki Corp.
273,650
0.0
24,237
Hoya Corp.
3,031,342
0 .3
26,364
Hulic Co. Ltd.
270,767
0.0
7,800
(1)
Ibiden Co. Ltd.
349,337
0.0
66,375
Idemitsu Kosan Co. Ltd.
455,076
0.0
10,591
(1)
Iida Group Holdings Co.
Ltd.
137,064
0.0
66,916
Inpex Corp.
1,017,203
0 .1
40,168
Isuzu Motors Ltd.
542,969
0 .1
81,916
(1)
ITOCHU Corp.
3,519,079
0 .3
9,878
(1)
Japan Airlines Co. Ltd.
187,561
0.0
34,614  Japan Exchange Group,
Inc.
937,537
0 .1
480  Japan Metropolitan Fund
Invest
299,084
0.0
99,800
(1)
Japan Post Bank Co. Ltd.
1,072,382
0 .1
143,200  Japan Post Holdings Co.
Ltd.
1,442,758
0 .1
13,100
(1)
Japan Post Insurance Co.
Ltd.
250,408
0.0
88  Japan Real Estate
Investment Corp.
313,707
0.0
82,702
Japan Tobacco, Inc.
2,204,995
0 .2
39,702
(1)
JFE Holdings, Inc.
658,006
0 .1
12,135
JSR Corp.
347,337
0.0
29,054
Kajima Corp.
596,324
0 .1
48,562  Kansai Electric Power Co.,
Inc.
692,922
0 .1
32,075
Kao Corp.
1,198,587
0 .1
27,000
(1)
Kawasaki Kisen Kaisha
Ltd.
363,072
0.0
103,201
KDDI Corp.
3,051,315
0 .3
9,498
(1)
Keisei Electric Railway
Co. Ltd.
386,237
0.0
284  Kenedix Office Investment
Corp.
301,861
0.0
13,388
Keyence Corp.
6,215,525
0 .5
46,670
Kikkoman Corp.
598,987
0 .1
12,497  Kintetsu Group Holdings
Co. Ltd.
363,997
0.0
53,556
Kirin Holdings Co. Ltd.
744,766
0 .1
10,300
Kobe Bussan Co. Ltd.
252,384
0.0
13,800  Koito Manufacturing Co.
Ltd.
186,019
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya International Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
63,783
Komatsu Ltd.
$ 1,887,390
0 .2
6,966
Konami Group Corp.
474,517
0.0
68,922
Kubota Corp.
1,081,368
0 .1
88,476
Kyocera Corp.
1,186,561
0 .1
18,514
Kyowa Kirin Co. Ltd.
333,088
0.0
5,200
Lasertec Corp.
1,482,157
0 .1
30,300
M3, Inc.
436,058
0.0
15,408
Makita Corp.
437,904
0.0
98,756
Marubeni Corp.
1,710,420
0 .2
23,700
MatsukiyoCocokara & Co.
380,548
0.0
39,166
Mazda Motor Corp.
453,918
0.0
6,000
(1)
McDonald's Holdings Co.
Japan Ltd.
269,803
0.0
16,076
MEIJI Holdings Co. Ltd.
350,982
0.0
25,000
MINEBEA MITSUMI, Inc.
490,377
0.0
19,500
MISUMI Group, Inc.
271,655
0.0
87,848  Mitsubishi Chemical Group
Corp.
535,370
0 .1
237,879
(1)
Mitsubishi Corp.
5,497,676
0 .5
133,261
Mitsubishi Electric Corp.
2,230,649
0 .2
77,627
Mitsubishi Estate Co. Ltd.
1,416,381
0 .1
55,376
Mitsubishi HC Capital, Inc.
386,228
0.0
221,190  Mitsubishi Heavy
Industries Ltd.
2,004,719
0 .2
765,606  Mitsubishi UFJ Financial
Group, Inc.
7,789,354
0 .7
89,201
Mitsui & Co. Ltd.
4,170,289
0 .4
11,714
Mitsui Chemicals, Inc.
343,642
0.0
183,957
Mitsui Fudosan Co. Ltd.
1,983,328
0 .2
23,700
(1)
Mitsui OSK Lines Ltd.
723,006
0 .1
166,306  Mizuho Financial Group,
Inc.
3,288,753
0 .3
17,200
MonotaRO Co. Ltd.
207,036
0.0
88,662  MS&AD Insurance Group
Holdings, Inc.
1,565,553
0 .1
118,832  Murata Manufacturing Co.
Ltd.
2,222,445
0 .2
16,920
NEC Corp.
1,235,250
0 .1
23,500
Nexon Co. Ltd.
390,605
0.0
28,784
NIDEC Corp.
1,193,651
0 .1
71,640
Nintendo Co. Ltd.
3,909,009
0 .3
105
Nippon Building Fund, Inc.
420,012
0.0
5,022  Nippon Express Holdings,
Inc.
256,349
0.0
65,085  Nippon Paint Holdings
Co. Ltd.
468,429
0.0
156
Nippon Prologis REIT, Inc.
277,898
0.0
11,925
(1)
Nippon Sanso Holdings
Corp.
374,156
0.0
58,980
(1)
Nippon Steel Corp.
1,419,323
0 .1
2,060,200  Nippon Telegraph &
Telephone Corp.
2,453,911
0 .2
31,609
(1)
Nippon Yusen KK
867,796
0 .1
8,700
(1)
Nissan Chemical Corp.
329,522
0.0
165,892
(1)
Nissan Motor Co. Ltd.
657,344
0 .1
13,751  Nissin Foods Holdings
Co. Ltd.
379,089
0.0
5,506
(1)
Nitori Holdings Co. Ltd.
834,446
0 .1
9,942
Nitto Denko Corp.
909,116
0 .1
207,226
Nomura Holdings, Inc.
1,326,354
0 .1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
7,545  Nomura Real Estate
Holdings, Inc.
$ 213,156
0.0
276  Nomura Real Estate
Master Fund, Inc.
272,919
0.0
26,668  Nomura Research Institute
Ltd.
753,338
0 .1
43,520
NTT Data Group Corp.
691,879
0 .1
44,515
Obayashi Corp.
529,303
0 .1
4,800
Obic Co. Ltd.
725,046
0 .1
21,527
(1)
Odakyu Electric Railway
Co. Ltd.
296,746
0.0
82,928
Olympus Corp.
1,194,024
0 .1
12,123
Omron Corp.
434,089
0.0
24,990
(1)
Ono Pharmaceutical Co.
Ltd.
409,460
0.0
2,700
Oracle Corp. Japan
203,043
0.0
75,200  Oriental Land Co. Ltd./
Japan
2,409,086
0 .2
80,863
ORIX Corp.
1,768,615
0 .2
25,765
Osaka Gas Co. Ltd.
579,609
0 .1
15,644
Otsuka Corp.
331,941
0.0
28,846
Otsuka Holdings Co. Ltd.
1,198,214
0 .1
26,168  Pan Pacific International
Holdings Corp.
693,497
0 .1
152,331
Panasonic Holdings Corp.
1,453,812
0 .1
103,370
(2)
Rakuten Group, Inc.
586,739
0 .1
99,400
Recruit Holdings Co. Ltd.
4,364,337
0 .4
101,300
Renesas Electronics Corp.
1,805,233
0 .2
146,613
Resona Holdings, Inc.
903,790
0 .1
37,632
(1)
Ricoh Co. Ltd.
334,356
0.0
22,600
(1)
Rohm Co. Ltd.
362,477
0.0
17,070
SBI Holdings, Inc.
447,749
0.0
5,600
(1)
SCREEN Holdings Co.
Ltd.
726,068
0 .1
10,700
SCSK Corp.
198,889
0.0
14,506
Secom Co. Ltd.
1,050,243
0 .1
19,816
(1)
Seiko Epson Corp.
346,632
0.0
26,419
Sekisui Chemical Co. Ltd.
385,343
0.0
41,085
Sekisui House Ltd.
935,821
0 .1
155,813  Seven & i Holdings Co.
Ltd.
2,271,113
0 .2
22,000
SG Holdings Co. Ltd.
278,607
0.0
17,800
(2)
Sharp Corp./Japan
99,137
0.0
16,272
Shimadzu Corp.
453,242
0.0
5,255
Shimano, Inc.
781,753
0 .1
35,692
Shimizu Corp.
229,765
0.0
124,245  Shin-Etsu Chemical Co.
Ltd.
5,449,628
0 .5
16,932
Shionogi & Co. Ltd.
865,255
0 .1
27,562
Shiseido Co. Ltd.
751,956
0 .1
32,081  Shizuoka Financial Group,
Inc.
305,267
0.0
3,936
SMC Corp.
2,220,535
0 .2
198,400
(1)
SoftBank Corp.
2,554,389
0 .2
70,992
SoftBank Group Corp.
4,215,887
0 .4
61,539
(1)
Sompo Holdings, Inc.
1,289,861
0 .1
86,970
Sony Group Corp.
7,457,741
0 .6
5,900
(1)
Square Enix Holdings Co.
Ltd.
227,538
0.0
41,535
Subaru Corp.
940,679
0 .1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya International Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
24,000
SUMCO Corp.
$ 379,458
0.0
71,655
Sumitomo Corp.
1,726,022
0 .2
49,233  Sumitomo Electric
Industries Ltd.
762,882
0 .1
16,980  Sumitomo Metal Mining
Co. Ltd.
507,028
0 .1
87,651
(1)
Sumitomo Mitsui Financial
Group, Inc.
5,125,191
0 .4
45,170  Sumitomo Mitsui Trust
Holdings, Inc.
973,260
0 .1
19,696  Sumitomo Realty &
Development Co. Ltd.
733,864
0 .1
9,534  Suntory Beverage & Food
Ltd.
322,487
0.0
108,176
Suzuki Motor Corp.
1,235,074
0 .1
34,614
Sysmex Corp.
617,683
0 .1
34,311
T&D Holdings, Inc.
596,469
0 .1
11,661
Taisei Corp.
425,033
0.0
109,122  Takeda Pharmaceutical
Co. Ltd.
3,035,108
0 .3
26,836
TDK Corp.
1,317,862
0 .1
92,856
Terumo Corp.
1,699,140
0 .2
15,100
TIS, Inc.
323,983
0.0
12,985
Tobu Railway Co. Ltd.
324,688
0.0
7,700
Toho Co. Ltd./Tokyo
255,680
0.0
124,264
Tokio Marine Holdings, Inc.
3,895,213
0 .3
105,266
(2)
Tokyo Electric Power Co.
Holdings, Inc.
639,820
0 .1
32,495
Tokyo Electron Ltd.
8,463,296
0 .7
25,472
Tokyo Gas Co. Ltd.
579,050
0 .1
34,294
(1)
Tokyu Corp.
417,593
0.0
15,816
TOPPAN Holdings, Inc.
396,460
0.0
95,103
Toray Industries, Inc.
456,671
0.0
9,734
TOTO Ltd.
272,893
0.0
10,105
Toyota Industries Corp.
1,057,297
0 .1
731,190
Toyota Motor Corp.
18,480,805
1 .6
14,654
Toyota Tsusho Corp.
1,006,303
0 .1
9,253
(1)
Trend Micro, Inc./Japan
469,930
0.0
27,778
Unicharm Corp.
884,348
0 .1
28,252
(1)
USS Co. Ltd.
233,564
0.0
30,242
West Japan Railway Co.
630,248
0 .1
17,670
(1)
Yakult Honsha Co. Ltd.
361,148
0.0
9,007
(1)
Yamaha Corp.
194,414
0.0
61,312
Yamaha Motor Co. Ltd.
564,780
0 .1
18,201
Yamato Holdings Co. Ltd.
261,958
0.0
16,542
Yaskawa Electric Corp.
704,271
0 .1
15,673
Yokogawa Electric Corp.
360,939
0.0
184,244
Z Holdings Corp.
466,683
0.0
6,600
(1)
Zensho Holdings Co. Ltd.
274,461
0.0
9,600
(1)
ZOZO, Inc.
238,270
0.0
274,291,687
23 .2
Jordan : 0.0%
11,376  Hikma Pharmaceuticals
PLC
275,196
0.0
Luxembourg : 0 .2%
35,279
ArcelorMittal SA
969,722
0 .1
9,314
Eurofins Scientific SE
593,308
0.0
32,557
Tenaris SA
643,694
0 .1
2,206,724
0 .2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Macao : 0.0%
167,202
(2)
Sands China Ltd.
$ 471,717
0.0
Netherlands : 5 .3%
32,823
(3)
ABN AMRO Bank NV
561,677
0.0
1,498
(2)(3)
Adyen NV
2,530,335
0 .2
100,094
(1)
Aegon Ltd.
610,658
0.0
11,762
Akzo Nobel NV
878,830
0 .1
4,081
(1)(2)
Argenx SE
1,609,035
0 .1
3,237
ASM International, N.V.
1,982,353
0 .2
27,795
(1)
ASML Holding NV
26,946,277
2 .3
10,928
ASR Nederland NV
535,580
0.0
5,315
(1)
BE Semiconductor
Industries NV
814,147
0 .1
5,908
(3)
Euronext NV
562,267
0.0
6,453
EXOR NV
718,133
0 .1
8,936
Heineken Holding NV
721,173
0 .1
19,856
(1)
Heineken NV
1,914,276
0 .2
3,929
(1)
IMCD NV
691,546
0 .1
229,127
ING Groep NV
3,772,196
0 .3
6,689
(1)
JDE Peet's NV
140,432
0.0
65,916  Koninklijke Ahold Delhaize
NV
1,972,332
0 .2
231,334
Koninklijke KPN NV
865,286
0 .1
53,536
(2)
Koninklijke Philips, N.V.
1,071,471
0 .1
18,667
NN Group NV
861,766
0 .1
7,238
(1)
OCI NV
198,386
0.0
100,851
Prosus NV
3,156,686
0 .3
7,573
(1)
Randstad NV
399,898
0.0
1,574
Stellantis NV (STLAM)
44,716
0.0
151,185
Stellantis NV (STLAP)
4,278,536
0 .4
56,518
Universal Music Group NV
1,698,391
0 .1
17,134
Wolters Kluwer NV
2,683,019
0 .2
62,219,402
5 .3
New Zealand : 0 .2%
91,564  Auckland International
Airport Ltd.
456,786
0.0
40,262  Fisher & Paykel
Healthcare Corp. Ltd.
616,999
0 .1
47,725
Mercury NZ Ltd.
197,597
0.0
88,746
Meridian Energy Ltd.
313,356
0.0
126,149
Spark New Zealand Ltd.
359,127
0.0
9,931
(2)
Xero Ltd.
862,301
0 .1
2,806,166
0 .2
Norway : 0 .6%
24,348
(2)
Adevinta ASA
255,221
0.0
21,788
Aker BP ASA
546,476
0 .1
63,814
DNB Bank ASA
1,268,466
0 .1
62,115
Equinor ASA
1,665,577
0 .2
13,722
Gjensidige Forsikring ASA
199,167
0.0
6,035
Kongsberg Gruppen ASA
416,704
0.0
32,087
Mowi ASA
589,397
0 .1
91,029
Norsk Hydro ASA
500,239
0 .1
48,095
Orkla ASA
339,681
0.0
4,552
Salmar ASA
300,424
0.0
43,207
Telenor ASA
480,564
0.0
11,360
Yara International ASA
360,216
0.0
6,922,132
0 .6

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya International Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Portugal : 0 .1%
216,353  EDP - Energias de
Portugal SA
$ 844,133
0 .1
32,043
Galp Energia SGPS SA
529,748
0.0
19,429  Jeronimo Martins SGPS
SA
385,478
0.0
1,759,359
0 .1
Singapore : 1 .3%
257,437  CapitaLand Ascendas
REIT
528,075
0 .1
367,240  CapitaLand Integrated
Commercial Trust
538,470
0 .1
178,496  CapitaLand Investment
Ltd./Singapore
354,199
0.0
34,281
City Developments Ltd.
148,500
0.0
124,920
DBS Group Holdings Ltd.
3,333,842
0 .3
414,912
Genting Singapore Ltd.
272,115
0.0
130,997
(2)
Grab Holdings Ltd. - Class
A
411,331
0.0
6,800  Jardine Cycle & Carriage
Ltd.
121,751
0.0
100,404
Keppel Corp. Ltd.
545,600
0 .1
238,194
Mapletree Logistics Trust
257,535
0.0
162,000  Mapletree Pan Asia
Commercial Trust
153,547
0.0
233,422  Oversea-Chinese Banking
Corp. Ltd.
2,332,322
0 .2
25,425
(2)
Sea Ltd., ADR
1,365,577
0 .1
3,043,098
(1)(2)
Seatrium Ltd.
177,851
0.0
61,300
Sembcorp Industries Ltd.
245,055
0.0
102,600
(1)
Singapore Airlines Ltd.
486,273
0 .1
58,851
Singapore Exchange Ltd.
401,618
0.0
107,106  Singapore Technologies
Engineering Ltd.
318,886
0.0
569,350  Singapore
Telecommunications Ltd.
1,069,992
0 .1
87,156
United Overseas Bank Ltd.
1,894,775
0 .2
131,776
Wilmar International Ltd.
334,727
0.0
15,292,041
1 .3
Spain : 2 .7%
1,694
Acciona SA
206,161
0.0
14,648  ACS Actividades de
Construccion y Servicios
SA
613,437
0 .1
5,171
(3)
Aena SME SA
1,018,450
0 .1
31,060
Amadeus IT Group SA
1,993,956
0 .2
402,502
(1)
Banco Bilbao Vizcaya
Argentaria SA
4,793,210
0 .4
1,115,830
Banco Santander SA
5,450,213
0 .5
258,620
(1)
CaixaBank SA
1,254,978
0 .1
31,661
(3)
Cellnex Telecom SA
1,120,002
0 .1
21,076
(1)
EDP Renovaveis SA
285,416
0.0
17,076
(1)
Enagas SA
253,679
0.0
21,792
Endesa SA
404,057
0.0
35,747
(1)
Ferrovial SE
1,415,294
0 .1
20,465
(1)(2)
Grifols SA
184,082
0.0
423,105
Iberdrola SA
5,255,131
0 .5
75,208  Industria de Diseno Textil
SA
3,787,208
0 .3
27,842
Red Electrica Corp. SA
475,572
0 .1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Spain (continued)
83,668
Repsol SA
$ 1,396,526
0 .1
337,000
Telefonica SA
1,488,281
0 .1
31,395,653
2 .7
Sweden : 3 .0%
19,948
Alfa Laval AB
783,843
0 .1
69,104
Assa Abloy AB - Class B
1,983,168
0 .2
185,193
Atlas Copco AB - Class A
3,127,642
0 .3
107,616
Atlas Copco AB - Class B
1,589,484
0 .1
26,408
(1)
Beijer Ref AB
392,104
0.0
18,765
(1)
Boliden AB
521,059
0 .1
45,436
Epiroc AB - Class A
852,950
0 .1
26,756
Epiroc AB - Class B
453,111
0.0
25,745
(1)
EQT AB
815,074
0 .1
42,008
(1)
Essity AB - Class B
997,863
0 .1
12,635
(3)
Evolution AB
1,569,317
0 .1
44,731
(1)(2)
Fastighets AB Balder
328,569
0.0
15,693
Getinge AB - Class B
315,632
0.0
44,531
(1)
H & M Hennes & Mauritz
AB - Class B
726,126
0 .1
143,144
Hexagon AB - Class B
1,692,096
0 .2
5,230
(1)
Holmen AB - Class B
212,756
0.0
23,991
(1)
Husqvarna AB - Class B
205,291
0.0
8,917  Industrivarden AB - Class
A
306,654
0.0
10,375
(1)
Industrivarden AB - Class
C
356,760
0.0
18,747
Indutrade AB
510,609
0 .1
10,158
(1)
Investment AB Latour -
Class B
267,040
0.0
119,334
Investor AB - Class B
2,994,606
0 .3
5,214
(1)
L E Lundbergforetagen AB
- Class B
282,224
0.0
15,993
(1)
Lifco AB - Class B
417,646
0.0
104,487
(1)
Nibe Industrier AB - Class
B
513,804
0 .1
5,494
(1)
Saab AB - Class B
488,707
0 .1
14,063
Sagax AB - Class B
370,986
0.0
73,512
Sandvik AB
1,632,024
0 .1
33,742
(1)
Securitas AB - Class B
347,848
0.0
109,408
(1)
Skandinaviska Enskilda
Banken AB - Class A
1,482,209
0 .1
23,343
(1)
Skanska AB - Class B
415,705
0.0
23,499
(1)
SKF AB - Class B
479,728
0 .1
41,782
(1)
Svenska Cellulosa AB
SCA - Class B
642,357
0 .1
100,563
(1)
Svenska Handelsbanken
AB - Class A
1,016,691
0 .1
58,535
(1)
Swedbank AB - Class A
1,161,788
0 .1
13,349
(2)
Swedish Orphan Biovitrum
AB
333,226
0.0
36,976
Tele2 AB - Class B
303,627
0.0
201,892
(1)
Telefonaktiebolaget LM
Ericsson - Class B
1,085,808
0 .1
161,866
Telia Co. AB
414,855
0.0
13,738
(1)
Volvo AB - Class A
378,298
0.0
104,042
(1)
Volvo AB - Class B
2,819,689
0 .2
51,356
(1)(2)
Volvo Car AB - Class B
194,433
0.0
35,783,407
3 .0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya International Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Switzerland : 9 .7%
110,293
ABB Ltd., Reg
$ 5,116,525
0 .4
10,978
Adecco Group AG
434,315
0.0
34,452
Alcon, Inc.
2,849,576
0 .2
2,316
(1)
Bachem Holding AG
221,787
0.0
3,158
(1)
Baloise Holding AG, Reg
495,193
0.0
2,067
(1)
Banque Cantonale
Vaudoise
240,467
0.0
245
Barry Callebaut AG
355,887
0.0
1,449
BKW AG
222,661
0.0
7  Chocoladefabriken Lindt &
Spruengli AG
844,473
0 .1
66
(1)
Chocoladefabriken Lindt &
Spruengli AG - Class PC
789,943
0 .1
37,064  Cie Financiere Richemont
SA
5,642,639
0 .5
14,803
Clariant AG
200,284
0.0
15,162  Coca-Cola HBC AG -
Class DI
479,123
0.0
12,822
DSM-Firmenich AG
1,458,277
0 .1
6,839
(2)
Dufry AG, Reg
284,758
0.0
481
EMS-Chemie Holding AG
368,648
0.0
2,305
Geberit AG, Reg
1,362,217
0 .1
637
Givaudan SA, Reg
2,835,759
0 .2
715,010
Glencore PLC
3,923,656
0 .3
2,547
Helvetia Holding AG
351,157
0.0
35,935
Holcim AG
3,255,595
0 .3
14,203
Julius Baer Group Ltd.
823,751
0 .1
3,746
(1)
Kuehne + Nagel
International AG
1,042,207
0 .1
11,338
Logitech International SA
1,015,990
0 .1
5,134
Lonza Group AG
3,068,071
0 .3
184,085
Nestle SA
19,559,024
1 .7
141,320
Novartis AG, Reg
13,688,035
1 .2
1,565  Partners Group Holding
AG
2,235,580
0 .2
48,439
Roche Holding AG
12,367,399
1 .1
2,207  Roche Holding AG - Class
BR
595,149
0 .1
28,230
(2)
Sandoz Group AG
852,144
0 .1
2,807
Schindler Holding AG
706,573
0 .1
1,611  Schindler Holding AG
(SCHN)
393,096
0.0
10,335
SGS SA
1,003,348
0 .1
20,982
(1)
SIG Group AG
465,260
0.0
10,511
Sika AG, Reg
3,127,553
0 .3
3,494
Sonova Holding AG, Reg
1,011,838
0 .1
7,696
Straumann Holding AG
1,227,956
0 .1
3,610
Swatch Group AG
163,692
0.0
1,985
(1)
Swatch Group AG - Class
BR
463,065
0.0
2,035
(1)
Swiss Life Holding AG
1,427,334
0 .1
5,264
(1)
Swiss Prime Site AG
496,538
0 .1
20,796
Swiss Re AG
2,675,091
0 .2
1,786
Swisscom AG, Reg
1,093,131
0 .1
4,383
Temenos AG
313,518
0.0
226,762
UBS Group AG
6,982,213
0 .6
1,862
(1)(3)
VAT Group AG
961,898
0 .1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Switzerland (continued)
10,091  Zurich Insurance Group
AG
$ 5,451,304
0 .5
114,943,698
9 .7
United Arab Emirates : — %
19,351
(2)(4)
NMC Health PLC
—
—
United Kingdom : 13 .8%
67,109
3i Group PLC
2,379,508
0 .2
129,395
(1)
abrdn PLC
230,501
0.0
17,951
Admiral Group PLC
643,322
0 .1
87,609
Anglo American PLC
2,158,930
0 .2
30,171
Ashtead Group PLC
2,149,054
0 .2
23,648  Associated British Foods
PLC
746,114
0 .1
106,877
AstraZeneca PLC
14,358,245
1 .2
62,774
(3)
Auto Trader Group PLC
554,351
0.0
188,876
Aviva PLC
1,185,138
0 .1
209,090
BAE Systems PLC
3,564,023
0 .3
1,044,844
Barclays PLC
2,421,577
0 .2
66,865
Barratt Developments PLC
401,329
0.0
7,299  Berkeley Group Holdings
PLC
438,527
0.0
284,702
BHP Group Ltd. - Class DI
8,156,201
0 .7
1,180,158
BP PLC
7,403,627
0 .6
138,772  British American Tobacco
PLC
4,211,876
0 .4
445,797
(1)
BT Group PLC
616,965
0 .1
23,305
Bunzl PLC
896,719
0 .1
24,937
Burberry Group PLC
381,445
0.0
375,930
Centrica PLC
606,021
0 .1
10,955  Coca-Cola Europacific
Partners PLC
773,951
0 .1
3,281  Coca-Cola European
Partners PLC - USD
229,506
0.0
117,827
Compass Group PLC
3,456,174
0 .3
9,146
Croda International PLC
565,912
0.0
154,229
Diageo PLC
5,706,807
0 .5
12,667
Endeavour Mining PLC
257,041
0.0
44,043
Entain PLC
441,971
0.0
12,204
(2)
Flutter Entertainment PLC
- Class DI
2,432,664
0 .2
283,718
GSK PLC
6,091,530
0 .5
477,272
Haleon PLC
2,000,139
0 .2
26,175
Halma PLC
781,594
0 .1
24,407  Hargreaves Lansdown
PLC
226,522
0.0
1,320,832
HSBC Holdings PLC
10,324,699
0 .9
57,685
Imperial Brands PLC
1,289,524
0 .1
94,935
Informa PLC
996,058
0 .1
11,393  InterContinental Hotels
Group PLC
1,183,866
0 .1
11,127
Intertek Group PLC
700,419
0 .1
113,726
J Sainsbury PLC
388,310
0.0
177,804
JD Sports Fashion PLC
302,063
0.0
129,808
Kingfisher PLC
408,541
0.0
48,547  Land Securities Group
PLC
403,228
0.0
412,267  Legal & General Group
PLC
1,324,479
0 .1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya International Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United Kingdom (continued)
4,382,834  Lloyds Banking Group
PLC
$ 2,866,356
0 .2
28,714  London Stock Exchange
Group PLC
3,435,743
0 .3
155,143
M&G PLC
431,815
0.0
92,357
Melrose Industries PLC
784,193
0 .1
256,458
National Grid PLC
3,455,513
0 .3
395,225
NatWest Group PLC
1,323,742
0 .1
8,354
Next PLC
973,778
0 .1
39,748
(2)
Ocado Group PLC
227,949
0.0
43,862
Pearson PLC
577,551
0 .1
21,915
Persimmon PLC
363,361
0.0
51,535  Phoenix Group Holdings
PLC
359,840
0.0
49,234  Reckitt Benckiser Group
PLC
2,806,582
0 .2
129,986
RELX PLC
5,605,696
0 .5
173,919
Rentokil Initial PLC
1,034,036
0 .1
77,646
Rio Tinto PLC
4,909,154
0 .4
580,296
(2)
Rolls-Royce Holdings PLC
3,122,201
0 .3
70,453
Sage Group PLC
1,125,982
0 .1
55,301
Schroders PLC
262,726
0.0
87,638
Segro PLC
999,206
0 .1
18,559
Severn Trent PLC
579,100
0 .1
448,327
Shell PLC
14,875,245
1 .3
60,275
Smith & Nephew PLC
754,581
0 .1
23,844
Smiths Group PLC
494,250
0.0
5,087  Spirax-Sarco Engineering
PLC
645,417
0 .1
75,351
SSE PLC
1,570,916
0 .1
37,639
St James's Place PLC
220,815
0.0
157,232
Standard Chartered PLC
1,332,967
0 .1
242,360
Taylor Wimpey PLC
419,009
0.0
487,560
Tesco PLC
1,826,140
0 .2
129,065
Unilever PLC
6,479,291
0 .5
43,328
Unilever PLC - NL
2,175,821
0 .2
47,013
United Utilities Group PLC
610,869
0 .1
1,586,922
Vodafone Group PLC
1,407,479
0 .1
12,855
Whitbread PLC
537,440
0.0
42,185
(2)
Wise PLC - Class A
493,115
0.0
74,106
WPP PLC
702,312
0 .1
163,578,662
13 .8
United States : 0 .1%
15,302
QIAGEN NV
653,973
0 .1
Total Common Stock
(Cost $608,741,039)
1,160,231,412
98 .2
PREFERRED STOCK : 0 .4%
Germany : 0 .4%
4,042  Bayerische Motoren
Werke AG
433,718
0.0
7,851
(3)
Dr Ing hc F Porsche AG
780,846
0 .1
11,669
Henkel AG & Co. KGaA
937,911
0 .1
10,557  Porsche Automobil
Holding SE
559,247
0.0
1,807
Sartorius AG
717,581
0 .1
Shares RA Value
Percentage
of Net
Assets
PREFERRED STOCK: (continued)
Germany (continued)
14,217
Volkswagen AG
$ 1,885,522
0 .1
5,314,825
0 .4
Total Preferred Stock
(Cost $3,958,039)
5,314,825
0 .4
Total Long-Term
Investments
(Cost $612,699,078)
1,165,546,237
98 .6
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 7 .2%
Repurchase Agreements : 6 .0%
12,144,458
(5)
Bethesda Securities,
LLC, Repurchase
Agreement dated
03/28/2024, 5.430%, due
04/01/2024 (Repurchase
Amount $12,151,685,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 2.500%-
6.070%, Market Value
plus accrued interest
$12,387,347, due
10/01/27-01/01/57)
12,144,458
1 .0
19,055,494
(5)
Cantor Fitzgerald
Securities, Repurchase
Agreement dated
03/28/2024, 5.370%, due
04/01/2024 (Repurchase
Amount $19,066,708,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.500%, Market Value
plus accrued interest
$19,436,604, due
12/24/26-02/20/74)
19,055,494
1 .6
3,971,505
(5)
Marex Capital Markets
Inc., Repurchase
Agreement dated
03/28/2024, 5.440%, due
04/01/2024 (Repurchase
Amount $3,973,873,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
6.500%, Market Value
plus accrued interest
$4,050,936, due
04/25/24-02/01/57)
3,971,505
0 .4

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya International Index Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
9,286,624
(5)
Mirae Asset Securities
(USA) Inc., Repurchase
Agreement dated
03/28/2024, 5.380%, due
04/01/2024 (Repurchase
Amount $9,292,099,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.645%, Market Value
plus accrued interest
$9,478,019, due
04/30/24-04/20/73)
$ 9,286,624
0 .8
6,912,319
(5)
RBC Dominion Securities
Inc., Repurchase
Agreement dated
03/28/2024, 5.330%, due
04/01/2024 (Repurchase
Amount $6,916,357,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
8.000%, Market Value
plus accrued interest
$7,050,565, due
04/04/24-03/01/54)
6,912,319
0 .6
19,247,973
(5)
State Of Wisconsin
Investment Board,
Repurchase Agreement
dated 03/28/2024,
5.400%, due 04/01/2024
(Repurchase Amount
$19,259,364, collateralized
by various U.S.
Government Securities,
0.125%-3.625%, Market
Value plus accrued
interest $19,640,312, due
04/15/25-02/15/53)
19,247,973
1 .6
Total Repurchase
Agreements
(Cost $70,618,373)
70,618,373
6 .0
Time Deposits : 0 .8%
1,970,000
(5)
Canadian Imperial Bank
of Commerce,
5.310
%,
04/01/2024 1,970,000
0 .2
430,000
(5)
Landesbank Hessen
Thueringen Girozentrale,
5.320
%,
04/01/2024 430,000
0.0
1,750,000
(5)
Mizuho Bank Ltd.,
5.320
%,
04/01/2024 1,750,000
0 .1
1,950,000
(5)
Royal Bank of Canada,
5.320
%,
04/01/2024 1,950,000
0 .2
1,980,000
(5)
Skandinaviska Enskilda
Banken AB,
5.310
%,
04/01/2024 1,980,000
0 .2
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Time Deposits (continued)
1,840,000
(5)
Societe Generale,
5.310
%,
04/01/2024 $ 1,840,000
0 .1
Total Time Deposits
(Cost $9,920,000)
9,920,000
0 .8
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0 .4%
769,000
(6)
BlackRock Liquidity Funds,
FedFund, Institutional
Class, 5.200%
769,000
0 .1
3,476,000
(6)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.220%
3,476,000
0 .3
Total Mutual Funds
(Cost $4,245,000)
4,245,000
0 .4
Total Short-Term
Investments
(Cost $84,783,373)
84,783,373
7 .2
Total Investments in
Securities
(Cost $697,482,451) $ 1,250,329,610 105 .8
Liabilities in Excess of
Other Assets (68,282,839) ( 5 .8 )
Net Assets $ 1,182,046,771 100 .0
ADR American Depositary Receipt
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Security, or a portion of the security, is on loan.
(2)
Non-income producing security.
(3)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(4)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)
Rate shown is the 7-day yield as of March 31, 2024.

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya International Index Portfolio
Sector Diversiﬁcation
Percentage
of Net Assets
Financials 19 .1%
Industrials 16 .6
Health Care 12 .4
Consumer Discretionary 12 .3
Information Technology 9 .3
Consumer Staples 8 .4
Materials 7 .1
Energy 4 .0
Communication Services 4 .0
Utilities 3 .1
Real Estate 2 .3
Short-Term Investments 7 .2
Liabilities in Excess of Other Assets ( 5 .8 )
Net Assets 100 .0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya International Index Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2024
Asset Table
Investments, at fair value
Common Stock
Australia $ 1,130,858 $ 73,286,525 $ — $ 74,417,383
Austria 536,042 2,099,803 — 2,635,845
Belgium 270,361 8,896,925 — 9,167,286
Chile — 698,350 — 698,350
Denmark — 42,527,467 — 42,527,467
Finland — 11,218,944 — 11,218,944
France — 139,199,133 — 139,199,133
Germany — 95,542,420 — 95,542,420
Hong Kong 231,174 21,915,626 — 22,146,800
Ireland 4,566,434 9,259,092 — 13,825,526
Israel 4,126,563 4,542,470 — 8,669,033
Italy 166,019 27,417,389 — 27,583,408
Japan 2,417,307 271,874,380 — 274,291,687
Jordan — 275,196 — 275,196
Luxembourg — 2,206,724 — 2,206,724
Macao — 471,717 — 471,717
Netherlands 4,418,968 57,800,434 — 62,219,402
New Zealand 1,943,865 862,301 — 2,806,166
Norway 735,785 6,186,347 — 6,922,132
Portugal — 1,759,359 — 1,759,359
Singapore 1,776,908 13,515,133 — 15,292,041
Spain — 31,395,653 — 31,395,653
Sweden 333,226 35,450,181 — 35,783,407
Switzerland — 114,943,698 — 114,943,698
United Arab Emirates — — — —
United Kingdom 229,506 163,349,156 — 163,578,662
United States — 653,973 — 653,973
Total Common Stock 22,883,016 1,137,348,396 — 1,160,231,412
Preferred Stock — 5,314,825 — 5,314,825
Short-Term Investments 4,245,000 80,538,373 — 84,783,373
Total Investments, at fair value $ 27,128,016 $ 1,223,201,594 $ — $ 1,250,329,610
Other Financial Instruments+
Futures 103,236 — — 103,236
Total Assets $ 27,231,252 $ 1,223,201,594 $ — $ 1,250,432,846
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts $ — $ (48) $ — $ (48)
Total Liabilities $ — $ (48) $ — $ (48)
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya International Index Portfolio
At March 31, 2024, the following forward foreign currency contracts were outstanding for Voya International Index Portfolio:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
USD 1,037 CHF 940 The Bank of New York Mellon 04/03/24 $ (5)
USD 8,838 CHF 8,009 The Bank of New York Mellon 04/03/24 (43)
$ (48)
At March 31, 2024, the following futures contracts were outstanding for Voya International Index Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation
Long Contracts:
MSCI EAFE Index 176 06/21/24 $ 20,742,480 $ 103,236
$ 20,742,480 $ 103,236
Currency Abbreviations:
CHF
—
Swiss Franc
USD
—
United States Dollar
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 571,580,277
Gross Unrealized Depreciation (18,733,117)
Net Unrealized Appreciation $ 552,847,160